Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating Activities
Net income	$ 16,183	$ 3,008
Adjustments for non-cash items:
Deferred income tax expense	1,464	1,061
Depreciation and depletion	2,736	2,504
Accretion of reclamation provision	156	151
Gain on investments	(2,746)	(87)
Unrealized gain on derivatives	(2,000)	0
Unrealized foreign exchange loss (gain)	1,369	(283)
Write down of uncollectible account	0	621
Write down of equipment and materials and supplies inventory	413	566
Finance costs on deferred consideration payable	64	0
Other expenses	425	0
Share-based payments	2,847	1,601
Total adjustments for non cash	20,911	9,142
Net change in non-cash working capital items	(3,474)	(1,569)
Cash provided by operating activities	17,437	7,573
Financing Activities
Shares issued for cash, net of issuance costs	35,936	3,630
Proceeds from option exercises and RSU vesting, net	1,318	372
Lease liability payments	(1,608)	(1,371)
Equipment loan payments	(240)	(126)
Cash provided by financing activities	35,406	2,505
Investing Activities
Exploration and evaluation expenditures	(568)	(1,920)
Additions to plant, equipment and mining properties	(22,258)	(3,112)
Cash used in investing activities	(22,826)	(5,032)
Change in cash	30,017	5,046
Effect of exchange rate changes on cash	(3)	33
Cash, beginning	27,317	2,688
Cash, ending	$ 57,331	$ 7,767